COMMITMENTS AND CONTINGENCIES - Future minimum rental payments for operating leases (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 144.2
2021	137.2
2022	109.2
2023	106.7
2024	105.7
Thereafter	242.8
Total obligations	$ 845.8